World Omni Auto Receivables Trust 2014-A	Exhibit 99.1
Monthly Servicer Certificate
October 31, 2015

Dates Covered
Collections Period	10/01/15 - 10/31/15
Interest Accrual Period	10/15/15 - 11/15/15
30/360 Days	30
Actual/360 Days	32
Distribution Date	11/16/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/15	428,661,200.71	25,776
Yield Supplement Overcollateralization Amount at 09/30/15	7,789,044.51	0
Receivables Balance at 09/30/15	436,450,245.22	25,776
Principal Payments	17,614,848.98	732
Defaulted Receivables	1,102,901.42	58
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/15	7,312,170.03	0
Pool Balance at 10/31/15	410,420,324.79	24,986

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	888,543,023.50	47,331

Pool Factor	47.01%

Prepayment ABS Speed	1.51%

Overcollateralization Target Amount	18,468,914.62
Actual Overcollateralization	18,468,914.62

Weighted Average APR	3.63%
Weighted Average APR, Yield Adjusted	4.67%
Weighted Average Remaining Term	46.24

Delinquent Receivables:
Past Due 31-60 days	6,241,212.76	348
Past Due 61-90 days	1,688,638.04	99
Past Due 91-120 days	459,203.25	30
Past Due 121 + days	0.00	0
Total	8,389,054.05	477

Total 31+ Delinquent as % Ending Pool Balance	2.04%

Recoveries	672,240.41

Aggregate Net Losses/(Gains) - October 2015	430,661.01
Current Net Loss Ratio (Annualized)	1.18%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.89%

Flow of Funds	$ Amount

Collections	19,600,579.51
Advances	(1,669.84)
Investment Earnings on Cash Accounts	1,775.85
Servicing Fee	(363,708.54)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	19,236,976.98

Distributions of Available Funds
(1) Class A Interest	343,346.19
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	26,715.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	17,420,036.51
(7) Distribution to Certificateholders	1,446,879.28
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	19,236,976.98

Servicing Fee	363,708.54
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	831,340,000.00
Original Class B	17,810,000.00

Total Class A & B
Note Balance @ 10/15/15	409,371,446.68
Principal Paid	17,420,036.51
Note Balance @ 11/16/15	391,951,410.17

Class A-1
Note Balance @ 10/15/15	0.00
Principal Paid	0.00
Note Balance @ 11/16/15	0.00
Note Factor @ 11/16/15	0.0000000%

Class A-2
Note Balance @ 10/15/15	32,221,446.68
Principal Paid	17,420,036.51
Note Balance @ 11/16/15	14,801,410.17
Note Factor @ 11/16/15	5.7593036%

Class A-3
Note Balance @ 10/15/15	257,000,000.00
Principal Paid	0.00
Note Balance @ 11/16/15	257,000,000.00
Note Factor @ 11/16/15	100.0000000%

Class A-4
Note Balance @ 10/15/15	102,340,000.00
Principal Paid	0.00
Note Balance @ 11/16/15	102,340,000.00
Note Factor @ 11/16/15	100.0000000%

Class B
Note Balance @ 10/15/15	17,810,000.00
Principal Paid	0.00
Note Balance @ 11/16/15	17,810,000.00
Note Factor @ 11/16/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	370,061.19
Total Principal Paid	17,420,036.51
Total Paid	17,790,097.70

Class A-1
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	11,546.02
Principal Paid	17,420,036.51
Total Paid to A-2 Holders	17,431,582.53

Class A-3
Coupon	0.94000%
Interest Paid	201,316.67
Principal Paid	0.00
Total Paid to A-3 Holders	201,316.67

Class A-4
Coupon	1.53000%
Interest Paid	130,483.50
Principal Paid	0.00
Total Paid to A-4 Holders	130,483.50

Class B
Coupon	1.80000%
Interest Paid	26,715.00
Principal Paid	0.00
Total Paid to B Holders	26,715.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4358019
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.5146753
Total Distribution Amount	20.9504772

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0449261
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	67.7822432
Total A-2 Distribution Amount	67.8271693

A-3 Interest Distribution Amount	0.7833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.7833333

A-4 Interest Distribution Amount	1.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2750000

B Interest Distribution Amount	1.5000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.5000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 09/30/15	77,086.51
Balance as of 10/31/15	75,416.67
Change	(1,669.84)

Reserve Account
Balance as of 10/15/15	2,171,744.40
Investment Earnings	183.43
Investment Earnings Paid	(183.43)
Deposit/(Withdrawal)	-
Balance as of 11/16/15	2,171,744.40
Change	-

Required Reserve Amount	2,171,744.40

Attachment

World Omni has adjusted the criteria by which receivables are categorized as Defaulted Receivables to include receivables that the Servicer has otherwise charged-off earlier than the occurrence of the criteria described in the definition of “Defaulted Receivables.” The revised definition of Defaulted Receivables has been included in the Form SF-3 Registration Statement filed by World Omni Auto Receivables, LLC on November 3, 2015 and will be used to report Defaulted Receivables and cumulative net credit loss for all active securitizations, beginning with the October 2015 collection period. This revised definition will result in certain accounts being reported as Defaulted Receivables which would not have been reported as Defaulted Receivables prior to this change.

Table 1 presents, for the WOART 2014-A securitization, the Principal Payments Amount, Defaulted Receivables Amount, Principal Payments Units, Defaulted Receivables Units, Aggregate Net Loss Amount, Current Net Loss (Annualized) and Cumulative Net Loss that would have been reported in each Monthly Servicer’s Certificate had the revised definition been effective in each such period.

Cash Collections, Pool Balance and distributions to Noteholders and Certificateholders were unaffected by this change.

Table 1

WOART 2014-A

Collection Period	Principal Payments	Defaulted Receivables	Principal Payments	Defaulted Receivables	Aggregate Net Loss	Current Net Loss (Annualized)	Cummulative Net Loss
	Amount	Amount	Units	Units	Amount

Sep-15	$ 18,494,496.01	$ 888,015.29	769	43	$ 478,291.84	1.26%	0.84%
Aug-15	19,447,637.06	899,659.52	800	47	434,087.02	1.09%	0.79%
Jul-15	20,951,230.70	1,083,986.70	815	59	492,519.79	1.19%	0.74%
Jun-15	22,315,673.59	911,838.92	742	45	335,365.76	0.77%	0.68%
May-15	20,603,509.28	936,686.13	642	55	524,813.42	1.16%	0.65%
Apr-15	22,310,547.25	953,182.12	716	48	239,342.30	0.51%	0.59%
Mar-15	23,015,258.91	1,178,250.66	793	60	376,910.27	0.77%	0.56%
Feb-15	21,445,690.23	1,179,282.45	1110	58	424,403.21	0.83%	0.52%
Jan-15	22,851,983.55	1,327,515.09	1355	68	581,905.65	1.10%	0.47%
Dec-14	24,068,277.50	1,188,827.88	1567	60	543,551.52	0.98%	0.40%
Nov-14	20,671,748.93	1,152,567.97	1367	53	497,549.22	0.87%	0.34%
Oct-14	24,206,010.47	1,150,974.13	1392	54	477,043.37	0.81%	0.29%
Sep-14	25,818,308.21	1,218,757.41	2415	53	498,417.78	0.81%	0.23%
Aug-14	23,511,748.92	856,340.63	1956	47	263,844.77	0.42%	0.18%
Jul-14	25,458,004.72	1,264,112.22	1130	62	679,622.84	1.04%	0.15%
Jun-14	26,107,996.47	777,065.38	953	32	332,612.32	0.49%	0.07%
May-14	27,537,300.51	368,061.04	939	16	131,671.31	0.19%	0.03%
Apr-14	45,690,237.27	251,995.16	1224	10	168,434.59	0.23%	0.02%